united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23816

RM Opportunity Trust
(Exact name of registrant as specified in charter)

2245 Texas Drive, Suite 300, Sugar Land, TX	77479
(Address of principal executive offices)	(Zip code)

Jonathan Burgess, Ultimus Fund Solutions
225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-346-4151

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2024

Item 1. Reports to Stockholders.

(a)

RM Greyhawk Fund

 (HAWKX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about RM Greyhawk Fund for the period of September 1, 2023 to August 31, 2024.  You can find additional information about the Fund at https://greyhawkfund.com/#arrow. You can also request this information by contacting us at 1-833-907-0744.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RM Greyhawk Fund	$301	2.92%

How did the Fund perform during the reporting period?

During the reporting period, investors in the Fund achieved positive, low-volatility, absolute returns. The RM Greyhawk Fund was able to achieve an over 6% rate of return while successfully demonstrating effective risk management of the portfolio during times of market weakness. As a result, the fund was able to limit the maximum drawdown during this period to -0.63% (7/31/24-8/5/24).

Fixed income markets remained volatile during the past reporting period. Higher benchmark rates provided opportunities to find income, but downward pressure on bond prices remained at times. Most of the volatility in the credit markets stemmed from the US Federal Reserve’s battle to combat inflation while simultaneously focusing on the health of the overall economy.

The RM Greyhawk Fund invested primarily in low-volatility high yielding fixed income exposures. The Fund spent most of the time fully invested. Any portfolio changes during this period were client driven or were due to the portfolio management team replacing underperforming positions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

RM Greyhawk Fund
Bloomberg U.S. Aggregate Bond Index
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$10,871
$10,718
12/27/22
12/31/22
01/31/23
02/28/23
03/31/23
04/30/23
05/31/23
06/30/23
07/31/23
08/31/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24

	RM Greyhawk Fund	Bloomberg U.S. Aggregate Bond Index
12/27/22	$10,000	$10,000
12/31/22	$10,000	$9,995
01/31/23	$10,020	$10,302
02/28/23	$10,024	$10,036
03/31/23	$10,044	$10,291
04/30/23	$10,060	$10,353
05/31/23	$10,080	$10,241
06/30/23	$10,104	$10,204
07/31/23	$10,128	$10,197
08/31/23	$10,108	$10,132
09/30/23	$10,164	$9,874
10/31/23	$10,124	$9,719
11/30/23	$10,204	$10,159
12/31/23	$10,331	$10,548
01/31/24	$10,436	$10,519
02/29/24	$10,487	$10,370
03/31/24	$10,554	$10,466
04/30/24	$10,533	$10,201
05/31/24	$10,588	$10,374
06/30/24	$10,592	$10,473
07/31/24	$10,651	$10,717
08/31/24	$10,718	$10,871

Average Annual Total Returns

	1 Year	Since Inception (December 27, 2022)
RM Greyhawk Fund	6.04%	4.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,634,262
  Number of Portfolio Holdings9
  Advisory Fee $591,554
  Portfolio Turnover222%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	5.1%
Open End Funds	94.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	5.1%
Fixed Income	94.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Manning & Napier High Yield Bond Series - Class I	23.0%
Pioneer Floating Rate Fund - Class Y	19.8%
JPMorgan Floating Rate Income Fund - Class I	12.4%
North Square Preferred and Income Securities Fund - Class I	11.8%
Payden Floating Rate Fund - Investor Class	7.4%
Barrow Hanley Floating Rate Fund - Class I	7.0%
Doubleline Income Fund - Class I	6.9%
Barrow Hanley Credit Opportunities Fund - Class I	6.6%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

RM Greyhawk Fund -  (HAWKX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://greyhawkfund.com/#arrow), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-HAWKX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Lisa Meechel Munger is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Lisa Meechel Munger is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$13,600
2023	$10,400

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$3,000
2023	$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Rocky Mountain
Private Wealth Management L.L.C.

RM Greyhawk Fund

HAWKX

A series of RM Opportunity Trust

Financial Statements

August 31, 2024

RM GREYHAWK FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.9%
	FIXED INCOME - 94.9%
229,167	Barrow Hanley Credit Opportunities Fund, Class I	$2,225,208
235,696	Barrow Hanley Floating Rate Fund, Class I	2,342,820
292,605	Doubleline Income Fund, Class I	2,314,505
490,989	JPMorgan Floating Rate Income Fund, Class I	4,178,318
972,671	Manning & Napier High Yield Bond Series, Class I	7,742,462
187,185	North Square Preferred and Income Securities Fund, Class I	3,960,842
257,149	Payden Floating Rate Fund, Investor Class	2,507,202
1,083,289	Pioneer Floating Rate Fund, Class Y	6,662,229
		31,933,586

	TOTAL OPEN END FUNDS (Cost $31,859,537)	31,933,586

	SHORT-TERM INVESTMENTS — 5.1%
	MONEY MARKET FUNDS - 5.1%
1,711,258	Invesco Treasury Portfolio Institutional Class, Institutional Class, 5.16% (Cost $1,711,258)(a)	1,711,258

	TOTAL INVESTMENTS – 100.0% (Cost $33,570,795)	$33,644,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(10,582)
	NET ASSETS - 100.0%	$33,634,262

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024

ASSETS
Investment securities:
At cost	$33,570,795
At fair value	$33,644,844
Dividend and interest receivable	64,256
Prepaid expenses	29,955
TOTAL ASSETS	33,739,055

LIABILITIES
Investment advisory fees payable	42,295
Distribution (12b-1) fees payable	18,467
Payable to Related Parties	6,911
Accrued expenses and Other Liabilities	37,120
TOTAL LIABILITIES	104,793
NET ASSETS	$33,634,262

Net Assets Consist Of:
Paid in capital	$33,057,926
Accumulated earnings	576,336
NET ASSETS	$33,634,262

Net Asset Value Per Share:
Shares:
Net Assets	$33,634,262
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,321,559

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share)	$25.45

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2024

INVESTMENT INCOME
Interest	$282,563
Dividends	2,941,403
TOTAL INVESTMENT INCOME	3,223,966

EXPENSES
Investment advisory fees	591,554
Distribution (12b-1) and Shareholder Servicing fees	157,748
Professional fees	85,448
Administrative services fees	78,554
Trustees’ fees and expenses	68,948
Registration fees	56,255
Compliance officer fees	33,262
Transfer agent fees	24,626
Offering costs	19,131
Insurance expense	12,092
Printing and postage expenses	9,459
Custody fees	7,283
Shareholder services fees	12
Other expenses	8,876
TOTAL EXPENSES	1,153,248

NET INVESTMENT INCOME	2,070,718

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	233,784
Net change in unrealized appreciation on investments	31,791
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	265,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,336,293

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	August 31, 2024	August 31, 2023 (a)
FROM OPERATIONS
Net investment income	$2,070,718	$807,376
Net realized gain (loss) from investments	233,784	(375,982)
Net change in unrealized appreciation on investments	31,791	42,258
Net increase in net assets resulting from operations	2,336,293	473,652

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(1,813,998)	—
Decrease in net assets from distributions to shareholders	(1,813,998)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	12,429,793	52,654,976
Reinvestment of distributions to shareholders	1,813,998	—
Payments for shares redeemed	(33,511,257)	(849,195)
Net increase (decrease) in net assets from shares of beneficial interest	(19,267,466)	51,805,781

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,745,171)	52,279,433

NET ASSETS
Beginning of Year/Period	52,379,433	100,000 (b)
End of Year/Period	$33,634,262	$52,379,433

SHARE ACTIVITY
Shares Sold	494,147	2,102,545
Shares Reinvested	73,950	—
Shares Redeemed	(1,319,307)	(33,776)
Net increase (decrease) from share activity	(751,210)	2,068,769

(a)	Inception date was December 21, 2022. Start of performance was December 27, 2022.

(b)	The Adviser made the initial share purchase of $100,000 on 12/2/2022. The total initial share purchase of $100,000 included 4,000 shares purchased at $25 per share.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Year Ended	Period Ended
	August 31,	August 31,
	2024	2023 (a)
Net asset value, beginning of year/period	$25.27	$25.00

Activity from investment operations:
Net investment income (b)	1.32	0.44
Net realized and unrealized gain (loss) on investments	0.16	(0.17)
Total from investment operations	1.48	0.27

Less distributions from:
Net investment income	(1.30)	—
Total distributions	(1.30)	—

Net asset value, end of year/period	$25.45	$25.27

Total return (c)	6.04%	1.08	% (e)

Net assets, end of year/period (000s)	$33,634	$52,379

Ratio of gross expenses to average net assets (g)	2.92%	2.71	% (d,f)
Ratio of net expenses to average net assets (g)	2.92%	2.60	% (f)
Ratio of net investment income to average net assets (g,h)	5.25%	2.61	% (f)

Portfolio Turnover Rate	222%	949	% (e)

(a)	Inception date was December 21, 2022. Start of performance was December 27, 2022.

(b)	Per share amounts calculated using the average shares method.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions, if any, are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized

(f)	Annualized

(g)	Does not include expenses of the underlying investment companies in which the Fund invests.

(h)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2024

1.	ORGANIZATION

RM Opportunity Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized under the laws of the State of Delaware on March 16, 2022. The Trust currently offers shares of beneficial interest (“shares”) of one series: RM Greyhawk Fund (the “Fund”), a diversified portfolio with an investment objective to seek absolute total return with reduced exposure to market volatility relative to major equity market indices. The inception date of the Fund was December 21, 2022. The RM Greyhawk Fund is a “fund of funds”, in that it generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Fair Valuation Process – Fair value is defined as the value of a portfolio investment for which market quotations are not readily available. The Board has appointed the Adviser (defined in Note 5) as its designee (“Valuation Designee”) for all fair value determinations and responsibilities under Rule 2a-5. If a market quotation is not readily available for a Fund asset, the asset will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). Fair value pricing also is permitted if, in the opinion of the Adviser in its capacity as the Fund’s Valuation Designee, the market quotations appear to be unreliable or inaccurate based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurring after the close of a market but before the time as of which the Fund’s net asset value is to be calculated that may affect a security’s value, the Valuation Designee is aware of any other information that calls into question the reliability or accuracy of market quotations. The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining the fair value of a security. Rather, the Valuation Designee’s fair value calculations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. As part of its due diligence, the Adviser will attempt to obtain current information on an ongoing basis from market sources or issuers to value all fair valued securities.

Valuation of Fund of Funds – The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2024 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$31,933,586	$—	$—	$31,933,586
Short-Term Investments	1,711,258	—	—	1,711,258
Total	$33,644,844	$—	$—	$33,644,844

*	Refer to the Schedule of Investments for security classification.

The Fund did not hold any Level 3 securities during the year ended August 31, 2024.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year August 31, 2023 and expected to be taken in the Fund’s August 31, 2024 tax return. The Fund identifies its major tax jurisdictions as U.S. and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Offering Costs – Offering costs include legal fees pertaining to shares offered for sale by the Fund, State registration fees and cost of printing prospectuses that are incurred by the Fund and are treated as deferred charges until operations commence and were amortized into expense over a 12-month period using the straight line method.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities expose it to various risks, some of which are discussed below.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Government Securities Risk: It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

4.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Purchases	Sales
$96,449,190	$72,956,546

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES, AND OTHER FEES

Rocky Mountain Private Wealth Management, LLC, serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by third-party service providers. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. During the year ended August 31, 2024, the Adviser earned $591,554.

Spectrum Asset Management, Inc. (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. Subject to the authority and oversight of the Board and the Adviser, the Sub-Adviser is responsible for providing the Adviser and the Fund with investment research, investment analysis, portfolio construction, and trade execution. Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is entitled to receive from the Adviser (not from the Fund), on a monthly basis, an annual sub-advisory fee equal to 0.40% of the Fund’s average daily net assets that the Sub-Adviser manages. During the year ended August 31, 2024, the Sub-Adviser did not provide sub-advisory services to the Fund and, as such, has not been compensated under the terms of the Sub-Advisory Agreement.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of Fund shares. During the year ended August 31, 2024, the Distributor received $0 in underwriting commissions.

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay the Distributor an annual fee for distribution and shareholder servicing expenses up to 0.40% of the Fund’s average daily net assets. During the year ended August 31, 2024, pursuant to the plan, the Fund paid $157,748 in 12b-1 and Shareholder Servicing fees.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$33,570,795	$149,344	$(75,295)	$74,049

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

7.	TAX COMPONENTS OF CAPITAL

The tax character of distributions for the fiscal year ended August 31, 2024 was as follows:

Fiscal Year Ended
August 31,2024
Ordinary Income	$1,813,998
Long-Term Capital Gains	—
$1,813,998

There were no distributions for the fiscal period ended August 31, 2023.

As of August 31, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
$644,485	$—	$—	$(142,198)	$—	$74,049	$576,336

At August 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term
Non-Expiring	Non-Expiring	Total	CLCF Utilized
$142,198	$—	$142,198	$233,137

During the fiscal year ended August 31, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, and the use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended August 31, 2024, as follows:

Paid in	Accumulated
Capital	Earnings
$459,657	$(459,657)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, National Financial Services, LLC and Mid Atlantic Trust Company were the record owners of 74.30% and 25.70%, respectively, of the Fund’s outstanding shares. National Financial Services, LLC and Mid Atlantic Trust Company may be the beneficial owners of some or all the shares or may hold the shares for the benefit of others. As a result, National Financial Services, LLC and Mid Atlantic Trust Company may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RM Greyhawk Fund and

Board of Trustees of RM Opportunity Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RM Greyhawk Fund (the “Fund”), a series of RM Opportunity Trust, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period December 27, 2022 (commencement of operations) through August 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations, the changes in net assets, and the financial highlights for each of the periods listed above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COOMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2024

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-907-0744 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-907-0744.

Investment Adviser
Rocky Mountain Private Wealth Management, LLC
2245 Texas Dr., Suite 300
Sugar Land, TX 77479

Investment Sub-Adviser
Spectrum Asset Management, Inc
2 High Ridge Park
Stamford, CT 06905

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RM Opportunity Trust

By (Signature and Title)
/s/ Gabriel Gallegos
Gabriel Gallegos, Principal Executive Officer/President

Date	11/1/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Gabriel Gallegos
Gabriel Gallegos, Principal Executive Officer/President

Date	11/1/24

By (Signature and Title)
/s/ Taylor Gallegos
Taylor Gallegos, Principal Financial Officer/Treasurer

Date	11/1/24